Note 5 - Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Numerator:
Net loss available in basic and diluted calculation	$(1,116,402)	$(1,115,221)	$(2,527,524)	$(4,468,170)

Denominator:
Weighted average common shares outstanding-basic	3,936,126	2,984,335	3,435,700	2,967,483

Effect of diluted stock options and warrants (1)	-	-	-	-

Weighted average common shares outstanding-basic	3,936,126	2,984,335	3,435,700	2,967,483

Loss per common share basic and diluted	$(0.28)	$(0.37)	$(0.74)	$(1.51)

	Year Ended
	December 31,
	2014	2013
Numerator:
Net loss available in basic and diluted calculation	$(6,833,568)	$(9,406,304)

Denominator:
Weighted average common shares outstanding-basic	2,990,471	2,026,115

Effect of dilutive stock options and warrants (1)	-	-

Weighted average common shares outstanding-diluted	2,990,471	2,026,115

Loss per common share-basic and diluted	$(2.29)	$(4.64)